General Information, details (Details)	12 Months Ended
Dec. 31, 2019
Taburao Shipping Company Inc (Notes 3, 5) [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	104,623 DWT
Tarawa Shipping Company Inc (Notes 3, 5) [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	104,588 DWT
Rongelap Shipping Company Inc (Notes 3, 4 and 14 (c)) [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	115,577 DWT
Rongerik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	3,739 TEU
Meck Shipping Company Inc (Note 14 (d)) [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	6,494 TEU
Utirik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	3,739 TEU
Delap Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	5,576 TEU
Jabor Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	5,576 TEU
Likiep Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	3,426 TEU
Orangina Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	3,426 TEU
Eluk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	6,541 TEU
Langor Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	6,494 TEU
Dud Shipping Company Inc (Note 5) [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	5,042 TEU
Oruk Shipping Company Inc (Note 5) [Member]
Capacity By Subsidiary And Fees [Line Items]
Capacity	6,541 TEU